Average Annual Total Returns - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - Fidelity Advisor Global Real Estate Fund	Sep. 29, 2023
Fidelity Advisor Global Real Estate Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(29.45%)
Past 5 years	0.32%
Since Inception	0.77%	[1]
Fidelity Advisor Global Real Estate Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.63%)
Past 5 years	(0.42%)
Since Inception	(0.07%)	[1]
Fidelity Advisor Global Real Estate Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.34%)
Past 5 years	0.04%
Since Inception	0.31%	[1]
Fidelity Advisor Global Real Estate Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(27.92%)
Past 5 years	0.56%
Since Inception	0.90%	[2]
Fidelity Advisor Global Real Estate Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(26.46%)
Past 5 years	0.76%
Since Inception	0.95%	[3]
Fidelity Advisor Global Real Estate Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(24.97%)
Past 5 years	1.76%
Since Inception	1.96%	[4]
Fidelity Advisor Global Real Estate Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(24.85%)
Since Inception	2.12%	[5]
RT006
Average Annual Return:
Past 1 year	(24.41%)
Past 5 years	0.69%
Since Inception	1.07%

[1]	AFrom August 11, 2016.
[2]	BFrom August 11, 2016.
[3]	CFrom August 11, 2016.
[4]	DFrom August 11, 2016.
[5]	EFrom October 2, 2018.